UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 518-5344

(Registrant’s telephone number)

Donald C. Cacciapaglia

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 97.33%
Consumer Discretionary 16.41%
Amazon.com, Inc.(a)	117	$79,079
AutoNation, Inc.(a)	1,005	59,958
Cablevision Systems Corp. - Class A	1,399	44,628
CarMax, Inc.(a)	1,140	61,526
Discovery Communications, Inc. - Class A(a)	1,800	48,024
DR Horton, Inc.	2,124	68,032
Expedia, Inc.	544	67,619
Ford Motor Co.	1,700	23,953
Hilton Worldwide Holdings, Inc.	2,051	43,891
The Interpublic Group of Cos., Inc.	2,506	58,340
Lear Corp.	599	73,575
Lennar Corp. - Class A	1,365	66,762
Marriott International, Inc. - Class A	707	47,397
Norwegian Cruise Line Holdings, Ltd.(a)	861	50,455
The Priceline Group, Inc.(a)	48	61,198
Tractor Supply Co.	780	66,690
Viacom, Inc. - Class B	1,084	44,618

		965,745

Consumer Staples 3.78%
Archer-Daniels-Midland Co.	770	28,244
Herbalife, Ltd.(a)	649	34,799
Rite Aid Corp.(a)	5,330	41,787
Walgreens Boots Alliance, Inc.	735	62,589
The WhiteWave Foods Co.(a)	1,410	54,863

		222,282

Energy 5.54%
FMC Technologies, Inc.(a)	1,561	45,285
HollyFrontier Corp.	967	38,574
Marathon Petroleum Corp.	1,194	61,897
Pioneer Natural Resources Co.	355	44,510
Range Resources Corp.	1,500	36,915
Southwestern Energy Co.(a)	4,804	34,156
Valero Energy Corp.	917	64,841

		326,178

Financials 16.78%
American International Group, Inc.	686	42,511
Capital One Financial Corp.	481	34,719
CBRE Group, Inc. - Class A(a)	1,869	64,630
Citigroup, Inc.	1,156	59,823
Comerica, Inc.	1,214	50,782
Equinix, Inc., REIT	265	80,136
Huntington Bancshares, Inc.	5,253	58,098
Jones Lang LaSalle, Inc.	366	58,509
KeyCorp	4,142	54,633
Lazard, Ltd. - Class A	1,233	55,497
McGraw Hill Financial, Inc.	605	59,641
MetLife, Inc.	1,162	56,020
Moody’s Corp.	570	57,194
The PNC Financial Services Group, Inc.	579	55,184
Principal Financial Group, Inc.	969	43,586

	Shares	Value

Financials (continued)
Regions Financial Corp.	6,928	$66,509
SEI Investments Co.	870	45,588
Unum Group	1,321	43,976

		987,036

Health Care 16.60%
AbbVie, Inc.	903	53,494
Aetna, Inc.	572	61,845
Allergan, Inc. PLC(a)	213	66,562
Amgen, Inc.	433	70,289
Biogen, Inc.(a)	197	60,351
Celgene Corp.(a)	606	72,574
Centene Corp.(a)	950	62,519
Edwards Lifesciences Corp.(a)	869	68,634
Gilead Sciences, Inc.	691	69,922
Illumina, Inc.(a)	358	68,716
Medivation, Inc.(a)	1,356	65,549
Medtronic PLC	865	66,536
Regeneron Pharmaceuticals, Inc.(a)	134	72,745
UnitedHealth Group, Inc.	562	66,114
Waters Corp.(a)	380	51,140

		976,990

Industrials 11.00%
B/E Aerospace, Inc.	1,175	49,785
Carlisle Cos., Inc.	633	56,141
Delta Air Lines, Inc.	1,344	68,127
Fortune Brands Home & Security, Inc.	1,063	58,997
Honeywell International, Inc.	495	51,267
PACCAR, Inc.	1,243	58,918
Robert Half International, Inc.	1,291	60,858
Snap-on, Inc.	396	67,886
Trinity Industries, Inc.	2,826	67,881
United Continental Holdings, Inc.(a)	1,021	58,503
Wabtec Corp.	687	48,859

		647,222

Information Technology 22.51%
Alliance Data Systems Corp.(a)	244	67,483
Amphenol Corp. - Class A	1,123	58,654
Analog Devices, Inc.	910	50,341
Apple, Inc.	573	60,314
Applied Materials, Inc.	2,670	49,849
Arrow Electronics, Inc.(a)	946	51,254
Avnet, Inc.	1,284	55,007
Cognizant Technology Solutions Corp. - Class A(a)	1,141	68,483
EMC Corp.	1,816	46,635
Facebook, Inc. - Class A(a)	793	82,995
FleetCor Technologies, Inc.(a)	397	56,743
Google, Inc. - Class C(a)	97	73,611
Lam Research Corp.	990	78,626
LinkedIn Corp. - Class A(a)	350	78,778
NCR Corp.(a)	2,146	52,491
Rackspace Hosting, Inc.(a)	1,932	48,918
Red Hat, Inc.(a)	987	81,734
Salesforce.com, Inc.(a)	1,058	82,947
Tableau Software, Inc. - Class A(a)	627	59,076
Visa, Inc. - Class A	700	54,285

	Shares	Value

Information Technology (continued)
The Western Union Co.	3,692	$66,124

		1,324,348

Materials 2.19%
Albemarle Corp.	590	33,046
Martin Marietta Materials, Inc.	318	43,433
Vulcan Materials Co.	554	52,613

		129,092

Telecommunication Services 1.15%
Level 3 Communications, Inc.(a)	1,249	67,896

Utilities 1.37%
Calpine Corp.(a)	3,253	47,071
NRG Energy, Inc.	2,855	33,603

		80,674

TOTAL COMMON STOCKS
(Cost $5,780,651)		5,727,463

EXCHANGE TRADED FUNDS 3.47%
SPDR® S&P 500® ETF Trust	1,000	203,890

TOTAL EXCHANGE TRADED FUNDS (Cost $204,459)		203,890

Total Investments - 100.80% (Cost $5,985,110)		5,931,353

Liabilities in Excess of Other Assets - (0.80%)		(47,072)

NET ASSETS - 100.00%		$5,884,281

(a)	Non-Income Producing Security

Abbreviations:
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 96.28%
Consumer Discretionary 15.53%
Autoliv, Inc.	2,169	$270,626
Carter’s, Inc.	3,403	302,969
Chipotle Mexican Grill, Inc.(a)	502	240,885
Comcast Corp. - Class A	4,004	225,946
Darden Restaurants, Inc.	5,132	326,601
Dollar General Corp.	3,945	283,527
Lowe’s Cos., Inc.	4,720	358,909
NVR, Inc.(a)	191	313,813
O’Reilly Automotive, Inc.(a)	1,446	366,445
Scripps Networks Interactive, Inc. - Class A	4,583	253,027
The TJX Cos., Inc.	5,121	363,130
Tribune Media Co. - Class A	6,303	213,104
Twenty-First Century Fox, Inc. - Class A	9,947	270,161
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,962	362,970
Williams-Sonoma, Inc.	3,788	221,257

		4,373,370

Consumer Staples 10.15%
Altria Group, Inc.	4,644	270,327
Church & Dwight Co., Inc.	3,328	282,480
The Clorox Co.	1,958	248,333
Constellation Brands, Inc. - Class A	1,945	277,046
Costco Wholesale Corp.	1,454	234,821
CVS Health Corp.	2,971	290,475
The Hershey Co.	3,151	281,290
Hormel Foods Corp.	4,683	370,332
Monster Beverage Corp.(a)	2,305	343,353
Reynolds American, Inc.	5,619	259,317

		2,857,774

Energy 3.39%
EQT Corp.	3,899	203,255
Kinder Morgan, Inc.	12,029	179,473
National Oilwell Varco, Inc.	5,743	192,333
Range Resources Corp.	6,191	152,360
Tesoro Corp.	2,153	226,862

		954,283

Financials 20.58%
Ally Financial, Inc.(a)	17,194	320,496
Arch Capital Group, Ltd.(a)	3,398	237,010
Arthur J Gallagher & Co.	7,731	316,507
Berkshire Hathaway, Inc. - Class B(a)	2,091	276,096
Camden Property Trust, REIT	4,111	315,560
Cincinnati Financial Corp.	5,885	348,215
CIT Group, Inc.	4,756	188,813
Citizens Financial Group, Inc.	6,715	175,866
CME Group, Inc.	2,811	254,677
Crown Castle International Corp., REIT	3,297	285,026
FactSet Research Systems, Inc.	1,656	269,216
First Republic Bank	5,684	375,485
MSCI, Inc.	4,685	337,929

	Shares	Value

Financials (continued)
Nasdaq, Inc.	4,144	$241,056
New York Community Bancorp, Inc.	10,744	175,342
People’s United Financial, Inc.	18,305	295,626
The RMR Group, Inc. - Class A(a)	197	2,832
SEI Investments Co.	6,404	335,570
Signature Bank(a)	2,321	355,972
Simon Property Group, Inc., REIT	1,729	336,187
The Travelers Cos., Inc.	3,128	353,026

		5,796,507

Health Care 11.46%
AmerisourceBergen Corp.	3,166	328,346
Bristol-Myers Squibb Co.	5,455	375,249
Cerner Corp.(a)	4,738	285,085
Envision Healthcare Holdings, Inc.(a)	7,949	206,436
Laboratory Corp. of America Holdings(a)	2,347	290,183
Merck & Co., Inc.	3,157	166,753
Perrigo Co. PLC	1,365	197,516
Pfizer, Inc.	6,575	212,241
Quintiles Transnational Holdings, Inc.(a)	3,069	210,718
Sirona Dental Systems, Inc.(a)	1,799	197,116
Universal Health Services, Inc. - Class B	2,457	293,587
Waters Corp.(a)	1,217	163,784
Zoetis, Inc.	6,257	299,835

		3,226,849

Industrials 9.08%
AGCO Corp.	3,611	163,903
The Boeing Co.	1,705	246,526
Cintas Corp.	3,737	340,254
Danaher Corp.	2,737	254,212
Expeditors International of Washington, Inc.	3,379	152,393
Ingersoll-Rand PLC	4,420	244,382
JB Hunt Transport Services, Inc.	3,663	268,718
Rockwell Collins, Inc.	3,280	302,744
Stanley Black & Decker, Inc.	2,291	244,518
TransDigm Group, Inc.(a)	1,491	340,619

		2,558,269

Information Technology 16.29%
Amdocs, Ltd.	4,626	252,441
ANSYS, Inc.(a)	3,270	302,475
CDW Corp.	7,730	324,969
eBay, Inc.(a)	6,573	180,626
F5 Networks, Inc.(a)	2,606	252,678
FLIR Systems, Inc.	6,712	188,406
Gartner, Inc.(a)	2,822	255,955
Jack Henry & Associates, Inc.	3,436	268,214
Juniper Networks, Inc.	9,158	252,761
Nuance Communications, Inc.(a)	18,492	367,806
Paychex, Inc.	7,167	379,063
QUALCOMM, Inc.	3,766	188,244
Synopsys, Inc.(a)	5,174	235,986
Trimble Navigation, Ltd.(a)	8,863	190,111
Vantiv, Inc. - Class A(a)	7,220	342,372
VeriSign, Inc.(a)	4,241	370,494

	Shares	Value

Information Technology (continued)
VMware, Inc. - Class A(a)	4,156	$235,105

		4,587,706

Materials 2.34%
Avery Dennison Corp.	4,594	287,860
International Flavors & Fragrances, Inc.	1,769	211,643
The Sherwin-Williams Co.	618	160,433

		659,936

Telecommunication Services 3.18%
AT&T, Inc.	5,847	201,195
SBA Communications Corp. - Class A(a)	3,388	355,977
Verizon Communications, Inc.	7,334	338,978

		896,150

Utilities 4.28%
DTE Energy Co.	3,051	244,660
ITC Holdings Corp.	8,689	341,043
NextEra Energy, Inc.	3,367	349,797
PPL Corp.	7,876	268,808

		1,204,308

TOTAL COMMON STOCKS (Cost $26,553,251)		27,115,152

EXCHANGE TRADED FUNDS 3.19%
SPDR® S&P 500® ETF Trust	4,397	896,504

TOTAL EXCHANGE TRADED FUNDS (Cost $903,760)		896,504

Total Investments - 99.47% (Cost $27,457,011)		28,011,656

Other Assets in Excess of Liabilities - 0.53%		150,390

NET ASSETS - 100.00%		$28,162,046

(a)	Non-Income Producing Security

Abbreviations:
ETF - Exchange Traded Fund
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 98.29%
Consumer Discretionary 15.14%
Amazon.com, Inc.(a)	715	$483,261
AMC Networks, Inc. - Class A(a)	5,007	373,923
Autoliv, Inc.	2,501	312,050
AutoNation, Inc.(a)	6,186	369,057
Comcast Corp. - Class A	4,690	264,657
Darden Restaurants, Inc.	6,098	388,077
The Home Depot, Inc.	2,463	325,732
Lear Corp.	2,200	270,226
Lennar Corp. - Class A	8,456	413,583
Polaris Industries, Inc.	3,514	302,028
Scripps Networks Interactive, Inc. - Class A	5,511	304,262
The TJX Cos., Inc.	6,104	432,834
Twenty-First Century Fox, Inc. - Class A	11,784	320,053
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,228	412,180
Wyndham Worldwide Corp.	4,155	301,861

		5,273,784

Consumer Staples 8.56%
Constellation Brands, Inc. - Class A	2,377	338,580
CVS Health Corp.	3,573	349,332
The Estee Lauder Cos., Inc. - Class A	2,480	218,389
The Hershey Co.	3,759	335,566
Hormel Foods Corp.	5,511	435,810
Kimberly-Clark Corp.	1,460	185,858
The Kroger Co.	8,704	364,088
Monster Beverage Corp.(a)	2,807	418,131
Tyson Foods, Inc. - Class A	6,272	334,486

		2,980,240

Energy 4.26%
FMC Technologies, Inc.(a)	8,735	253,402
HollyFrontier Corp.	5,453	217,520
Pioneer Natural Resources Co.	2,245	281,478
Range Resources Corp.	7,473	183,911
Tesoro Corp.	1,720	181,237
Valero Energy Corp.	5,182	366,419

		1,483,967

Financials 18.60%
Ally Financial, Inc.(a)	16,820	313,525
Arthur J Gallagher & Co.	9,388	384,345
BB&T Corp.	10,450	395,115
CBRE Group, Inc. - Class A(a)	11,481	397,013
Cincinnati Financial Corp.	7,089	419,456
Equinix, Inc., REIT	1,536	464,486
First Republic Bank	6,840	451,850
KeyCorp	25,450	335,686
Liberty Property Trust, REIT	12,679	393,683
LPL Financial Holdings, Inc.	7,094	302,559
McGraw Hill Financial, Inc.	3,362	331,426
The PNC Financial Services Group, Inc.	3,214	306,326
The Progressive Corp.	8,530	271,254

	Shares	Value

Financials (continued)
Regions Financial Corp.	42,384	$406,886
SEI Investments Co.	4,790	250,996
Signature Bank(a)	2,010	308,274
SL Green Realty Corp., REIT	3,748	423,449
T Rowe Price Group, Inc.	4,474	319,846

		6,476,175

Health Care 14.97%
Agilent Technologies, Inc.	10,715	447,994
Allergan, Inc. PLC(a)	1,220	381,250
Bristol-Myers Squibb Co.	6,654	457,729
Edwards Lifesciences Corp.(a)	5,234	413,381
Envision Healthcare Holdings, Inc.(a)	9,466	245,832
Gilead Sciences, Inc.	4,176	422,569
Illumina, Inc.(a)	2,182	418,824
Medivation, Inc.(a)	8,197	396,243
Mylan, Inc. NV(a)	7,155	386,871
Quintiles Transnational Holdings, Inc.(a)	3,551	243,812
Regeneron Pharmaceuticals, Inc.(a)	819	444,611
Sirona Dental Systems, Inc.(a)	2,177	238,534
UnitedHealth Group, Inc.	3,144	369,860
Universal Health Services, Inc. - Class B	2,899	346,401

		5,213,911

Industrials 8.47%
AGCO Corp.	4,389	199,217
B/E Aerospace, Inc.	6,711	284,345
The Boeing Co.	2,030	293,518
C.H. Robinson Worldwide, Inc.	4,047	250,995
Cintas Corp.	4,323	393,609
Honeywell International, Inc.	2,752	285,024
Masco Corp.	8,000	226,400
Southwest Airlines Co.	7,675	330,485
Stanley Black & Decker, Inc.	2,805	299,378
TransDigm Group, Inc.(a)	1,689	385,852

		2,948,823

Information Technology 20.91%
Amphenol Corp. - Class A	6,320	330,094
Apple, Inc.	3,566	375,357
Applied Materials, Inc.	14,350	267,915
Avnet, Inc.	7,239	310,119
CDW Corp.	6,750	283,770
Citrix Systems, Inc.(a)	5,306	401,399
eBay, Inc.(a)	7,822	214,949
F5 Networks, Inc.(a)	3,096	300,188
Facebook, Inc. - Class A(a)	4,587	480,075
Global Payments, Inc.	4,863	313,712
Intuit, Inc.	3,136	302,624
Juniper Networks, Inc.	10,869	299,984
Lam Research Corp.	6,034	479,220
LinkedIn Corp. - Class A(a)	2,182	491,125
Red Hat, Inc.(a)	5,974	494,707
Salesforce.com, Inc.(a)	6,408	502,387
Vantiv, Inc. - Class A(a)	8,684	411,795
VeriSign, Inc.(a)	5,102	445,711
Visa, Inc. - Class A	3,888	301,514

	Shares	Value

Information Technology (continued)
Xilinx, Inc.	5,830	$273,835

		7,280,480

Materials 2.35%
Albemarle Corp.	3,183	178,280
Avery Dennison Corp.	5,585	349,956
Vulcan Materials Co.	3,064	290,988

		819,224

Telecommunication Services 2.38%
Level 3 Communications, Inc.(a)	7,556	410,744
SBA Communications Corp. - Class A(a)	3,979	418,074

		828,818

Utilities 2.65%
Calpine Corp.(a)	18,079	261,603
NextEra Energy, Inc.	3,789	393,639
UGI Corp.	7,894	266,502

		921,744

TOTAL COMMON STOCKS (Cost $32,585,208)		34,227,166

EXCHANGE TRADED FUNDS 1.31%
SPDR® S&P 500® ETF Trust	2,242	457,121

TOTAL EXCHANGE TRADED FUNDS (Cost $459,307)		457,121

Total Investments - 99.60% (Cost $33,044,515)		34,684,287

Other Assets in Excess of Liabilities - 0.40%		138,825

NET ASSETS - 100.00%		$34,823,112

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 95.96%
Consumer Discretionary 8.73%
Carter’s, Inc.	963	$85,736
Dollar General Corp.	1,980	142,303
DR Horton, Inc.	3,160	101,215
Foot Locker, Inc.	2,420	157,518
Harman International Industries, Inc.	1,528	143,953
HSN, Inc.	5,760	291,859
Macy’s, Inc.	10,160	355,397
Marriott International, Inc. - Class A	2,157	144,605
NIKE, Inc. - Class B	800	50,000
Polaris Industries, Inc.	2,248	193,216
The TJX Cos., Inc.	1,752	124,234
Tractor Supply Co.	1,072	91,656
VF Corp.	3,693	229,889
Wyndham Worldwide Corp.	3,048	221,437

		2,333,018

Consumer Staples 5.06%
Church & Dwight Co., Inc.	1,876	159,235
The Hershey Co.	3,182	284,057
Hormel Foods Corp.	2,105	166,464
The Kroger Co.	2,786	116,538
Mondelez International, Inc. - Class A	3,720	166,805
Reynolds American, Inc.	7,180	331,357
Tyson Foods, Inc. - Class A	2,380	126,925

		1,351,381

Energy 4.37%
Marathon Petroleum Corp.	4,272	221,460
Teekay Corp.	36,270	357,985
Valero Energy Corp.	4,096	289,628
Western Refining, Inc.	8,382	298,567

		1,167,640

Financials 39.71%
Allied World Assurance Co. Holdings AG	8,376	311,504
American Campus Communities, Inc., REIT	10,718	443,082
Arthur J Gallagher & Co.	8,166	334,316
Assurant, Inc.	2,916	234,855
BioMed Realty Trust, Inc., REIT	19,522	462,476
Brixmor Property Group, Inc., REIT	16,196	418,181
CBOE Holdings, Inc.	2,140	138,886
Cincinnati Financial Corp.	5,220	308,868
Digital Realty Trust, Inc., REIT	6,831	516,560
Discover Financial Services	3,710	198,930
Equinix, Inc., REIT	788	238,291
Everest Re Group, Ltd.	1,415	259,073
HCP, Inc., REIT	18,191	695,624
Highwoods Properties, Inc., REIT	9,615	419,214
Hospitality Properties Trust, REIT	28,335	740,960
Investors Bancorp, Inc.	13,030	162,093
Iron Mountain, Inc., REIT	26,721	721,734
Kilroy Realty Corp., REIT	3,388	214,393

	Shares	Value

Financials (continued)
Lazard, Ltd. - Class A	7,033	$316,555
Liberty Property Trust, REIT	17,752	551,200
McGraw Hill Financial, Inc.	1,476	145,504
Moody’s Corp.	1,392	139,673
Navient Corp.	46,527	532,734
NorthStar Realty Finance Corp., REIT	46,201	786,803
Raymond James Financial, Inc.	2,467	143,012
Simon Property Group, Inc., REIT	1,789	347,853
Tanger Factory Outlet Centers, REIT	11,340	370,818
The Travelers Cos., Inc.	1,986	224,140
US Bancorp	5,499	234,642

		10,611,974

Health Care 6.68%
AbbVie, Inc.	7,208	427,002
Aetna, Inc.	960	103,795
Agilent Technologies, Inc.	2,858	119,493
AmerisourceBergen Corp.	1,454	150,794
Amgen, Inc.	1,291	209,568
Becton, Dickinson and Co.	1,182	182,135
Bristol-Myers Squibb Co.	3,208	220,678
St. Jude Medical, Inc.	3,060	189,016
UnitedHealth Group, Inc.	1,561	183,636

		1,786,117

Industrials 9.02%
Alaska Air Group, Inc.	1,230	99,027
B/E Aerospace, Inc.	3,820	161,853
The Boeing Co.	1,780	257,370
Delta Air Lines, Inc.	2,487	126,066
JB Hunt Transport Services, Inc.	1,477	108,353
KAR Auction Services, Inc.	7,709	285,464
Masco Corp.	4,362	123,445
PACCAR, Inc.	3,843	182,158
Republic Services, Inc.	6,440	283,296
Robert Half International, Inc.	3,368	158,768
Snap-on, Inc.	866	148,458
Trinity Industries, Inc.	7,049	169,317
Waste Management, Inc.	5,754	307,091

		2,410,666

Information Technology 10.01%
Analog Devices, Inc.	4,772	263,987
Apple, Inc.	1,602	168,627
Applied Materials, Inc.	11,568	215,975
Avnet, Inc.	3,586	153,624
Broadcom Corp. - Class A	1,849	106,909
Broadridge Financial Solutions, Inc.	4,322	232,221
CDK Global, Inc.	2,611	123,944
CDW Corp.	2,290	96,272
Jack Henry & Associates, Inc.	1,695	132,312
Juniper Networks, Inc.	4,734	130,658
Lam Research Corp.	2,012	159,793
NVIDIA Corp.	4,489	147,957
Skyworks Solutions, Inc.	1,521	116,858
Solera Holdings, Inc.	3,318	181,926
Teradyne, Inc.	5,992	123,855

	Shares	Value

Information Technology (continued)
The Western Union Co.	17,891	$320,428

		2,675,346

Telecommunication Services 1.98%
Verizon Communications, Inc.	11,428	528,202

Utilities 10.40%
DTE Energy Co.	4,660	373,685
Duke Energy Corp.	7,388	527,429
ITC Holdings Corp.	5,343	209,713
NextEra Energy, Inc.	3,242	336,811
NRG Energy, Inc.	46,541	547,788
Pepco Holdings, Inc.	16,462	428,177
Westar Energy, Inc.	8,429	357,474

		2,781,077

TOTAL COMMON STOCKS (Cost $25,105,427)		25,645,421

EXCHANGE TRADED FUNDS 2.17%
iShares® Dow Jones® Select Dividend Index Fund	7,734	581,210

TOTAL EXCHANGE TRADED FUNDS (Cost $581,193)		581,210

Total Investments - 98.13% (Cost $25,686,620)		26,226,631

Other Assets in Excess of Liabilities - 1.87%		499,491

NET ASSETS - 100.00%		$26,726,122

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 98.64%
Consumer Discretionary 12.59%
Autoliv, Inc.	576	$71,868
CarMax, Inc.(a)	1,330	71,780
Darden Restaurants, Inc.	1,394	88,714
Dillard’s, Inc. - Class A	837	54,999
Harman International Industries, Inc.	923	86,956
Lear Corp.	785	96,422
Leggett & Platt, Inc.	1,629	68,451
Lowe’s Cos., Inc.	1,201	91,324
Norwegian Cruise Line Holdings, Ltd.(a)	1,004	58,834
O’Reilly Automotive, Inc.(a)	325	82,361
Scripps Networks Interactive, Inc. - Class A	1,146	63,271
Tractor Supply Co.	943	80,626
Twenty-First Century Fox, Inc. - Class A	2,689	73,033

		988,639

Consumer Staples 9.01%
Altria Group, Inc.	1,248	72,646
Church & Dwight Co., Inc.	824	69,941
The Clorox Co.	500	63,415
Constellation Brands, Inc. - Class A	479	68,229
Costco Wholesale Corp.	363	58,624
Hormel Foods Corp.	1,248	98,692
Kimberly-Clark Corp.	450	57,285
The Kroger Co.	1,790	74,876
Mondelez International, Inc. - Class A	1,600	71,744
Reynolds American, Inc.	1,550	71,532

		706,984

Energy 3.66%
EQT Corp.	819	42,695
FMC Technologies, Inc.(a)	1,825	52,943
Kinder Morgan, Inc.	1,932	28,826
Marathon Petroleum Corp.	1,529	79,263
Valero Energy Corp.	1,182	83,579

		287,306

Financials 19.91%
Arthur J Gallagher & Co.	2,141	87,652
The Bank of New York Mellon Corp.	1,927	79,431
BB&T Corp.	2,431	91,916
Cincinnati Financial Corp.	1,651	97,690
Cullen/Frost Bankers, Inc.	1,313	78,780
Equinix, Inc., REIT	299	90,418
Everest Re Group, Ltd.	418	76,532
First Republic Bank	1,562	103,186
Lazard, Ltd. - Class A	1,606	72,286
Legg Mason, Inc.	1,779	69,790
Liberty Property Trust, REIT	2,891	89,766
Moody’s Corp.	737	73,951
National Retail Properties, Inc., REIT	2,486	99,564
Regions Financial Corp.	9,712	93,235
SEI Investments Co.	1,646	86,250
Signature Bank(a)	620	95,089

	Shares	Value

Financials (continued)
SL Green Realty Corp., REIT	759	$85,752
The Travelers Cos., Inc.	811	91,529

		1,562,817

Health Care 14.23%
AbbVie, Inc.	1,171	69,370
Aetna, Inc.	679	73,413
Alexion Pharmaceuticals, Inc.(a)	474	90,415
AmerisourceBergen Corp.	763	79,131
Baxalta, Inc.	2,020	78,841
Bristol-Myers Squibb Co.	1,517	104,354
Humana, Inc.	411	73,368
Illumina, Inc.(a)	440	84,456
Jazz Pharmaceuticals PLC(a)	527	74,075
Mylan, Inc. NV(a)	1,665	90,026
Quintiles Transnational Holdings, Inc.(a)	807	55,409
Regeneron Pharmaceuticals, Inc.(a)	165	89,574
St. Jude Medical, Inc.	1,230	75,977
UnitedHealth Group, Inc.	669	78,701

		1,117,110

Industrials 10.55%
Chicago Bridge & Iron Co. NV	1,832	71,430
Cintas Corp.	987	89,866
CSX Corp.	1,730	44,894
Delta Air Lines, Inc.	1,580	80,090
Masco Corp.	2,947	83,400
PACCAR, Inc.	1,433	67,924
Robert Half International, Inc.	1,491	70,286
Rockwell Collins, Inc.	906	83,624
TransDigm Group, Inc.(a)	356	81,328
Trinity Industries, Inc.	3,603	86,544
United Continental Holdings, Inc.(a)	1,203	68,932

		828,318

Information Technology 18.58%
Akamai Technologies, Inc.(a)	1,143	60,156
Amphenol Corp. - Class A	1,321	68,996
Analog Devices, Inc.	1,535	84,916
Applied Materials, Inc.	4,560	85,135
Avago Technologies, Ltd.	743	107,847
Avnet, Inc.	1,688	72,314
Broadridge Financial Solutions, Inc.	1,490	80,058
EMC Corp.	2,097	53,851
Facebook, Inc. - Class A(a)	964	100,892
Juniper Networks, Inc.	2,269	62,624
LinkedIn Corp. - Class A(a)	459	103,312
Mastercard, Inc. - Class A	911	88,695
NCR Corp.(a)	3,104	75,924
Red Hat, Inc.(a)	1,274	105,500
Total System Services, Inc.	1,410	70,218
Vantiv, Inc. - Class A(a)	1,812	85,925
VMware, Inc. - Class A(a)	1,026	58,041
The Western Union Co.	5,241	93,866

		1,458,270

Materials 2.87%
Albemarle Corp.	1,000	56,010
Avery Dennison Corp.	794	49,752

	Shares	Value

Materials (continued)
Martin Marietta Materials, Inc.	381	$52,037
Vulcan Materials Co.	709	67,334

		225,133

Telecommunication Services 3.03%
AT&T, Inc.	1,604	55,194
SBA Communications Corp. - Class A(a)	853	89,625
Verizon Communications, Inc.	2,019	93,318

		238,137

Utilities 4.21%
Eversource Energy	1,510	77,116
ITC Holdings Corp.	2,203	86,468
NextEra Energy, Inc.	881	91,527
Pinnacle West Capital Corp.	1,166	75,183

		330,294

TOTAL COMMON STOCKS (Cost $7,768,802)		7,743,008

EXCHANGE TRADED FUNDS 0.56%
SPDR® S&P 500® ETF Trust	215	43,836

TOTAL EXCHANGE TRADED FUNDS (Cost $44,055)		43,836

Total Investments - 99.20% (Cost $7,812,857)		7,786,844

Other Assets in Excess of Liabilities - 0.80%		62,998

NET ASSETS - 100.00%		$7,849,842

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

 See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 96.98%
Consumer Discretionary 18.71%
Amazon.com, Inc.(a)	97	$65,561
AMC Networks, Inc. - Class A(a)	671	50,110
CarMax, Inc.(a)	833	44,957
Chipotle Mexican Grill, Inc.(a)	77	36,949
Comcast Corp. - Class A	614	34,648
Discovery Communications, Inc. - Class A(a)	953	25,426
Expedia, Inc.	433	53,822
Harman International Industries, Inc.	567	53,417
Hilton Worldwide Holdings, Inc.	1,300	27,820
Lear Corp.	477	58,590
Lennar Corp. - Class A	1,088	53,214
Lowe’s Cos., Inc.	736	55,965
Marriott International, Inc. - Class A	511	34,257
MSG Networks, Inc. - Class A(a)	1,397	29,058
O’Reilly Automotive, Inc.(a)	216	54,739
Polaris Industries, Inc.	420	36,099
The Priceline Group, Inc.(a)	38	48,448
Scripps Networks Interactive, Inc. - Class A	484	26,722
The TJX Cos., Inc.	797	56,515
Tractor Supply Co.	579	49,505

		895,822

Consumer Staples 6.50%
Church & Dwight Co., Inc.	519	44,053
Constellation Brands, Inc. - Class A	303	43,159
CVS Health Corp.	463	45,267
The Hershey Co.	491	43,831
Monster Beverage Corp.(a)	359	53,477
Rite Aid Corp.(a)	4,421	34,661
Walgreens Boots Alliance, Inc.	548	46,665

		311,113

Energy 2.34%
FMC Technologies, Inc.(a)	1,116	32,375
HollyFrontier Corp.	724	28,881
Pioneer Natural Resources Co.	216	27,082
Range Resources Corp.	966	23,773

		112,111

Financials 12.30%
Ally Financial, Inc.(a)	2,679	49,937
CBRE Group, Inc. - Class A(a)	1,488	51,455
Equinix, Inc., REIT	200	60,480
Everest Re Group, Ltd.	260	47,603
Lazard, Ltd. - Class A	983	44,245
McGraw Hill Financial, Inc.	389	38,348
Moody’s Corp.	454	45,554
Raymond James Financial, Inc.	877	50,840
SEI Investments Co.	995	52,138
Signature Bank(a)	307	47,085
Simon Property Group, Inc., REIT	242	47,054

	Shares	Value

Financials (continued)
SL Green Realty Corp., REIT	479	$54,117

		588,856

Health Care 17.35%
Aetna, Inc.	424	45,843
Agilent Technologies, Inc.	1,405	58,743
Alexion Pharmaceuticals, Inc.(a)	306	58,369
AmerisourceBergen Corp.	488	50,610
Amgen, Inc.	344	55,842
Celgene Corp.(a)	482	57,724
Centene Corp.(a)	811	53,372
Edwards Lifesciences Corp.(a)	693	54,733
Envision Healthcare Holdings, Inc.(a)	1,241	32,229
Gilead Sciences, Inc.	550	55,655
Illumina, Inc.(a)	285	54,704
Jazz Pharmaceuticals PLC(a)	339	47,650
Medivation, Inc.(a)	1,079	52,159
Regeneron Pharmaceuticals, Inc.(a)	107	58,087
UnitedHealth Group, Inc.	419	49,291
Universal Health Services, Inc. - Class B	383	45,765

		830,776

Industrials 10.12%
Alaska Air Group, Inc.	517	41,624
Carlisle Cos., Inc.	459	40,709
Chicago Bridge & Iron Co. NV	1,120	43,669
Delta Air Lines, Inc.	998	50,589
JB Hunt Transport Services, Inc.	571	41,888
PACCAR, Inc.	901	42,707
Robert Half International, Inc.	937	44,170
Snap-on, Inc.	290	49,715
TransDigm Group, Inc.(a)	222	50,716
United Continental Holdings, Inc.(a)	755	43,261
Wabtec Corp.	499	35,489

		484,537

Information Technology 25.61%
Akamai Technologies, Inc.(a)	724	38,104
Alliance Data Systems Corp.(a)	194	53,655
Amphenol Corp. - Class A	534	27,891
ANSYS, Inc.(a)	509	47,082
Apple, Inc.	457	48,104
Avago Technologies, Ltd.	451	65,463
CDK Global, Inc.	988	46,900
CDW Corp.	1,021	42,923
Citrix Systems, Inc.(a)	678	51,291
Cognizant Technology Solutions Corp. - Class A(a)	910	54,618
EMC Corp.	1,046	26,861
F5 Networks, Inc.(a)	406	39,366
Facebook, Inc. - Class A(a)	598	62,587
Fitbit, Inc. - Class A(a)	1,583	46,841
Google, Inc. - Class C(a)	81	61,469
Juniper Networks, Inc.	1,427	39,385
LinkedIn Corp. - Class A(a)	279	62,797
Mastercard, Inc. - Class A	577	56,177
Nuance Communications, Inc.(a)	2,882	57,323
Red Hat, Inc.(a)	786	65,089
Salesforce.com, Inc.(a)	844	66,170

	Shares	Value

Information Technology (continued)
Skyworks Solutions, Inc.	663	$50,938
Trimble Navigation, Ltd.(a)	1,172	25,139
Vantiv, Inc. - Class A(a)	1,124	53,300
VMware, Inc. - Class A(a)	648	36,657

		1,226,130

Materials 1.82%
Martin Marietta Materials, Inc.	231	31,550
The Sherwin-Williams Co.	81	21,028
Vulcan Materials Co.	361	34,284

		86,862

Telecommunication Services 1.12%
SBA Communications Corp. - Class A(a)	512	53,796

Utilities 1.11%
ITC Holdings Corp.	1,356	53,223

TOTAL COMMON STOCKS (Cost $4,676,617)		4,643,226

EXCHANGE TRADED FUNDS 2.96%
iShares® S&P 500® Growth ETF	1,222	141,507

TOTAL EXCHANGE TRADED FUNDS (Cost $142,805)		141,507

Total Investments - 99.94% (Cost $4,819,422)		4,784,733

Other Assets in Excess of Liabilities - 0.06%		2,853

NET ASSETS - 100.00%		$4,787,586

(a)	Non-Income Producing Security

Abbreviations:
ETF - Exchange Traded Fund
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 97.96%
Consumer Discretionary 8.68%
Autoliv, Inc.	286	$35,684
Darden Restaurants, Inc.	698	44,421
Dillard’s, Inc. - Class A	412	27,072
Foot Locker, Inc.	630	41,007
Ford Motor Co.	1,630	22,967
Leggett & Platt, Inc.	811	34,078
Twenty-First Century Fox, Inc. - Class A	1,361	36,965
Viacom, Inc. - Class B	830	34,163
Wyndham Worldwide Corp.	474	34,436

		310,793

Consumer Staples 11.89%
Altria Group, Inc.	637	37,080
The Clorox Co.	253	32,088
Colgate-Palmolive Co.	440	29,313
Dr. Pepper Snapple Group, Inc.	402	37,466
Flowers Foods, Inc.	1,480	31,805
Hormel Foods Corp.	643	50,849
The J.M. Smucker Co.	244	30,095
Kimberly-Clark Corp.	237	30,170
The Kroger Co.	1,001	41,872
Mondelez International, Inc. - Class A	719	32,240
Reynolds American, Inc.	769	35,489
Tyson Foods, Inc. - Class A	700	37,331

		425,798

Energy 6.12%
Apache Corp.	561	24,948
Columbia Pipeline	1,400	28,000
Ensco PLC - Class A	1,695	26,086
Kinder Morgan, Inc.	961	14,338
Marathon Petroleum Corp.	800	41,472
Phillips 66	303	24,785
Transocean, Ltd.	1,292	15,995
Valero Energy Corp.	619	43,770

		219,394

Financials 26.66%
ACE, Ltd.	306	35,756
Arthur J Gallagher & Co.	1,043	42,700
Bank of America Corp.	2,020	33,997
The Bank of New York Mellon Corp.	932	38,417
BB&T Corp.	1,179	44,578
Cincinnati Financial Corp.	805	47,632
Citigroup, Inc.	722	37,364
Citizens Financial Group, Inc.	1,020	26,714
CME Group, Inc.	380	34,428
Cullen/Frost Bankers, Inc.	635	38,100
First Republic Bank	756	49,941
KeyCorp	2,827	37,288
Legg Mason, Inc.	868	34,052
Liberty Property Trust, REIT	1,466	45,519
MetLife, Inc.	720	34,711

	Shares	Value

Financials (continued)
National Retail Properties, Inc., REIT	1,250	$50,063
New York Community Bancorp, Inc.	2,310	37,699
The Progressive Corp.	1,131	35,966
Regions Financial Corp.	4,674	44,870
Synchrony Financial(a)	1,550	47,136
The Travelers Cos., Inc.	404	45,595
US Bancorp	929	39,640
Wells Fargo & Co.	480	26,093
Welltower, Inc., REIT	689	46,873

		955,132

Health Care 10.65%
AbbVie, Inc.	582	34,478
Baxalta, Inc.	1,130	44,104
Bristol-Myers Squibb Co.	737	50,698
Cardinal Health, Inc.	370	33,030
Eli Lilly & Co.	129	10,869
Humana, Inc.	200	35,702
Johnson & Johnson	183	18,798
Merck & Co., Inc.	503	26,568
Mylan, Inc. NV(a)	809	43,743
Pfizer, Inc.	899	29,020
Quintiles Transnational Holdings, Inc.(a)	417	28,631
St. Jude Medical, Inc.	416	25,696

		381,337

Industrials 9.85%
Cintas Corp.	501	45,616
CSX Corp.	970	25,171
General Dynamics Corp.	180	24,725
Honeywell International, Inc.	319	33,039
Ingersoll-Rand PLC	616	34,059
Masco Corp.	1,489	42,139
Owens Corning, Inc.	670	31,510
Rockwell Collins, Inc.	448	41,350
Trinity Industries, Inc.	1,803	43,308
United Technologies Corp.	334	32,087

		353,004

Information Technology 12.72%
Amdocs, Ltd.	634	34,597
Analog Devices, Inc.	766	42,375
Applied Materials, Inc.	2,631	49,121
Arrow Electronics, Inc.(a)	605	32,779
Avnet, Inc.	816	34,958
Broadridge Financial Solutions, Inc.	830	44,596
Cadence Design Systems, Inc.(a)	1,599	33,275
Microchip Technology, Inc.	736	34,253
NCR Corp.(a)	1,509	36,910
Total System Services, Inc.	801	39,890
The Western Union Co.	2,612	46,781
Yahoo! Inc.(a)	780	25,943

		455,478

Materials 2.82%
Albemarle Corp.	735	41,167
Avery Dennison Corp.	440	27,571

	Shares	Value

Materials (continued)
Vulcan Materials Co.	340	$32,290

		101,028

Telecommunication Services 2.66%
AT&T, Inc.	803	27,631
CenturyLink, Inc.	500	12,580
Frontier Communications Corp.	1,787	8,345
Verizon Communications, Inc.	1,009	46,636

		95,192

Utilities 5.91%
Eversource Energy	764	39,017
Exelon Corp.	1,109	30,797
NextEra Energy, Inc.	440	45,712
NRG Energy, Inc.	1,821	21,433
PG&E Corp.	709	37,712
Pinnacle West Capital Corp.	574	37,011

		211,682

TOTAL COMMON STOCKS (Cost $3,505,514)		3,508,838

EXCHANGE TRADED FUNDS 1.44%
iShares® S&P 500® Value ETF	583	51,613

TOTAL EXCHANGE TRADED FUNDS (Cost $51,803)		51,613

Total Investments - 99.40% (Cost $3,557,317)		3,560,451

Other Assets in Excess of Liabilities - 0.60%		21,323

NET ASSETS - 100.00%		$3,581,774

(a)	Non-Income Producing Security

Abbreviations:
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 98.60%
Consumer Discretionary 15.79%
Autoliv, Inc.	77,236	$9,636,736
Carter’s, Inc.	125,159	11,142,906
Chipotle Mexican Grill, Inc.(a)	18,197	8,731,830
Comcast Corp. - Class A	147,281	8,311,067
Darden Restaurants, Inc.	188,753	12,012,241
Dollar General Corp.	145,117	10,429,559
Lowe’s Cos., Inc.	173,619	13,201,989
NVR, Inc.(a)	6,759	11,105,037
O’Reilly Automotive, Inc.(a)	50,901	12,899,331
Scripps Networks Interactive, Inc. - Class A	168,550	9,305,645
The TJX Cos., Inc.	188,316	13,353,488
Tribune Media Co. - Class A	230,871	7,805,748
Twenty-First Century Fox, Inc. - Class A	363,048	9,860,384
Ulta Salon Cosmetics & Fragrance, Inc.(a)	69,170	12,796,450
Williams-Sonoma, Inc.	138,772	8,105,672

		158,698,083

Consumer Staples 10.41%
Altria Group, Inc.	170,469	9,923,000
Church & Dwight Co., Inc.	122,410	10,390,161
The Clorox Co.	68,679	8,710,558
Constellation Brands, Inc. - Class A	71,566	10,193,861
Costco Wholesale Corp.	53,450	8,632,175
CVS Health Corp.	109,259	10,682,252
The Hershey Co.	115,913	10,347,553
Hormel Foods Corp.	172,248	13,621,372
Monster Beverage Corp.(a)	84,783	12,629,276
Reynolds American, Inc.	206,654	9,537,082

		104,667,290

Energy 3.45%
EQT Corp.	143,421	7,476,537
Kinder Morgan, Inc.	442,279	6,598,803
National Oilwell Varco, Inc.	211,167	7,071,983
Range Resources Corp.	227,664	5,602,811
Tesoro Corp.	75,660	7,972,294

		34,722,428

Financials 21.10%
Ally Financial, Inc.(a)	632,188	11,783,984
Arch Capital Group, Ltd.(a)	124,830	8,706,893
Arthur J Gallagher & Co.	283,186	11,593,635
Berkshire Hathaway, Inc. - Class B(a)	76,905	10,154,536
Camden Property Trust, REIT	151,224	11,607,954
Cincinnati Financial Corp.	217,380	12,862,375
CIT Group, Inc.	174,927	6,944,602
Citizens Financial Group, Inc.	246,927	6,467,018
CME Group, Inc.	103,387	9,366,862
Crown Castle International Corp., REIT	121,267	10,483,532
FactSet Research Systems, Inc.	57,964	9,423,207
First Republic Bank	208,210	13,754,353

	Shares	Value

Financials (continued)
MSCI, Inc.	172,314	$12,429,009
Nasdaq, Inc.	152,463	8,868,773
New York Community Bancorp, Inc.	393,535	6,422,491
People’s United Financial, Inc.	673,002	10,868,982
SEI Investments Co.	234,549	12,290,368
Signature Bank(a)	85,389	13,096,111
Simon Property Group, Inc., REIT	63,632	12,372,606
The Travelers Cos., Inc.	111,605	12,595,740

		212,093,031

Health Care 11.80%
AmerisourceBergen Corp.	115,173	11,944,592
Bristol-Myers Squibb Co.	200,966	13,824,451
Cerner Corp.(a)	174,278	10,486,307
Envision Healthcare Holdings, Inc.(a)	292,298	7,590,979
Laboratory Corp. of America Holdings(a)	88,705	10,967,486
Merck & Co., Inc.	116,128	6,133,881
Perrigo Co. PLC	48,131	6,964,556
Pfizer, Inc.	241,780	7,804,658
Quintiles Transnational Holdings, Inc.(a)	112,801	7,744,917
Sirona Dental Systems, Inc.(a)	66,961	7,336,917
Universal Health Services, Inc. - Class B	90,380	10,799,506
Waters Corp.(a)	44,536	5,993,655
Zoetis, Inc.	229,437	10,994,621

		118,586,526

Industrials 9.28%
AGCO Corp.	132,749	6,025,477
The Boeing Co.	62,717	9,068,251
Cintas Corp.	133,871	12,188,954
Danaher Corp.	100,661	9,349,394
Expeditors International of Washington, Inc.	122,466	5,523,217
Ingersoll-Rand PLC	163,085	9,016,970
JB Hunt Transport Services, Inc.	134,736	9,884,233
Rockwell Collins, Inc.	120,651	11,136,087
Stanley Black & Decker, Inc.	84,742	9,044,514
TransDigm Group, Inc.(a)	52,525	11,999,336

		93,236,433

Information Technology 16.77%
Amdocs, Ltd.	170,128	9,283,885
ANSYS, Inc.(a)	120,255	11,123,588
CDW Corp.	284,277	11,951,005
eBay, Inc.(a)	241,442	6,634,826
F5 Networks, Inc.(a)	95,840	9,292,646
FLIR Systems, Inc.	245,612	6,894,329
Gartner, Inc.(a)	103,558	9,392,711
Jack Henry & Associates, Inc.	126,404	9,867,096
Juniper Networks, Inc.	336,406	9,284,806
Nuance Communications, Inc.(a)	679,933	13,523,867
Paychex, Inc.	263,569	13,940,165
QUALCOMM, Inc.	137,005	6,848,195
Synopsys, Inc.(a)	190,299	8,679,537
Trimble Navigation, Ltd.(a)	325,939	6,991,392
Vantiv, Inc. - Class A(a)	265,484	12,589,251
VeriSign, Inc.(a)	155,981	13,626,500

	Shares	Value

Information Technology (continued)
VMware, Inc. - Class A(a)	152,874	$8,648,082

		168,571,881

Materials 2.41%
Avery Dennison Corp.	168,977	10,588,099
International Flavors & Fragrances, Inc.	64,808	7,753,629
The Sherwin-Williams Co.	22,555	5,855,278

		24,197,006

Telecommunication Services 3.24%
AT&T, Inc.	213,821	7,357,581
SBA Communications Corp. - Class A(a)	120,824	12,694,978
Verizon Communications, Inc.	269,665	12,463,916

		32,516,475

Utilities 4.35%
DTE Energy Co.	111,963	8,978,313
ITC Holdings Corp.	320,063	12,562,473
NextEra Energy, Inc.	118,683	12,329,977
PPL Corp.	289,626	9,884,935

		43,755,698

TOTAL COMMON STOCKS (Cost $983,200,152)		991,044,851

EXCHANGE TRADED FUNDS 1.02%
SPDR® S&P 500® ETF Trust	50,000	10,194,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,224,285)		10,194,500

Total Investments - 99.62% (Cost $993,424,437)		1,001,239,351

Other Assets in Excess of Liabilities - 0.38%		3,836,481

NET ASSETS - 100.00%		$1,005,075,832

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

 See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Small-Cap Fund

December 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS 96.14%
Consumer Discretionary 13.94%
CalAtlantic Group, Inc.	514	$19,491
ClubCorp Holdings, Inc.	1,200	21,924
Five Below, Inc.(a)	726	23,304
G-III Apparel Group, Ltd.(a)	366	16,199
Grand Canyon Education, Inc.(a)	581	23,310
La Quinta Holdings, Inc.(a)	1,276	17,366
Lithia Motors, Inc. - Class A	228	24,321
Live Nation Entertainment, Inc.(a)	613	15,061
Papa John’s International, Inc.	294	16,426
Restoration Hardware Holdings, Inc.(a)	241	19,147
Shutterfly, Inc.(a)	677	30,167
Sinclair Broadcast Group, Inc. - Class A	678	22,062
Thor Industries, Inc.	425	23,864
TRI Pointe Group, Inc.(a)	1,770	22,426
Winnebago Industries, Inc.	1,124	22,368

		317,436

Consumer Staples 3.21%
Cal-Maine Foods, Inc.	408	18,907
Nu Skin Enterprises, Inc. - Class A	257	9,738
United Natural Foods, Inc.(a)	530	20,861
Vector Group, Ltd.	994	23,448

		72,954

Energy 2.97%
Diamondback Energy, Inc.(a)	337	22,545
PBF Energy, Inc. - Class A	561	20,650
Teekay Corp.	1,050	10,364
Western Refining, Inc.	397	14,141

		67,700

Financials 27.06%
American Equity Investment Life Holding Co.	1,044	25,087
Ashford Hospitality Trust, Inc., REIT	2,839	17,914
Aspen Insurance Holdings, Ltd.	421	20,334
Assurant, Inc.	305	24,565
BioMed Realty Trust, Inc., REIT	1,141	27,030
BofI Holding, Inc.(a)	1,380	29,049
Columbia Property Trust, Inc., REIT	923	21,672
Commerce Bancshares, Inc.	489	20,802
CyrusOne, Inc., REIT	719	26,927
Education Realty Trust, Inc., REIT	735	27,842
EPR Properties, REIT	435	25,426
Essent Group, Ltd.(a)	960	21,014
Financial Engines, Inc.	695	23,401
FNB Corp.	1,777	23,705
Glacier Bancorp, Inc.	751	19,924
Hersha Hospitality Trust, REIT	919	19,997
HFF, Inc. - Class A	635	19,729
Highwoods Properties, Inc., REIT	586	25,550
Hospitality Properties Trust, REIT	913	23,875
Janus Capital Group, Inc.	1,403	19,768

	Shares	Value

Financials (continued)
Maiden Holdings, Ltd.	1,477	$22,022
Medical Properties Trust, Inc., REIT	2,110	24,286
Pebblebrook Hotel Trust	730	20,455
The RMR Group, Inc. - Class A(a)	15	219
Synovus Financial Corp.	636	20,594
TCF Financial Corp.	1,400	19,768
Webster Financial Corp.	693	25,773
Wintrust Financial Corp.	397	19,262

		615,990

Health Care 12.08%
Acorda Therapeutics, Inc.(a)	525	22,460
Affymetrix, Inc.(a)	1,839	18,556
Amsurg Corp.(a)	290	22,040
Cambrex Corp.(a)	438	20,625
Emergent BioSolutions, Inc.(a)	590	23,606
Globus Medical, Inc. - Class A(a)	1,149	31,965
Integra LifeSciences Holdings Corp.(a)	357	24,197
Ligand Pharmaceuticals, Inc.(a)	180	19,516
Masimo Corp.(a)	558	23,163
Medidata Solutions, Inc.(a)	487	24,004
Sagent Pharmaceuticals, Inc.(a)	943	15,003
Veeva Systems, Inc. - Class A(a)	1,032	29,773

		274,908

Industrials 11.91%
Air Lease Corp.	706	23,637
Aircastle, Ltd.	910	19,010
ArcBest Corp.	811	17,347
Builders FirstSource, Inc.(a)	1,890	20,941
Comfort Systems USA, Inc.(a)	560	15,915
Deluxe Corp.	418	22,798
Dycom Industries, Inc.(a)	263	18,399
KAR Auction Services, Inc.	652	24,144
On Assignment, Inc.(a)	670	30,117
Proto Labs, Inc., REIT(a)	362	23,056
Saia, Inc.(a)	800	17,800
TASER International, Inc.(a)	884	15,284
Wabash National Corp.(a)	1,918	22,690

		271,138

Information Technology 17.77%
Arista Networks, Inc.(a)	350	27,244
Aspen Technology, Inc.(a)	637	24,053
comScore, Inc.(a)	510	20,986
Electronics For Imaging, Inc.(a)	490	22,903
EPAM Systems, Inc.(a)	308	24,215
Fairchild Semiconductor International, Inc.(a)	1,669	34,565
GrubHub, Inc.(a)	1,006	24,345
Ingram Micro, Inc. - Class A	813	24,699
IPG Photonics Corp.(a)	285	25,411
LogMeIn, Inc.(a)	373	25,028
Manhattan Associates, Inc.(a)	435	28,784
Mentor Graphics Corp.	917	16,891
Monolithic Power Systems, Inc.	515	32,811
NeuStar, Inc. - Class A(a)	1,015	24,330
Ruckus Wireless, Inc.(a)	2,049	21,945

	Shares	Value

Information Technology (continued)
Synaptics, Inc.(a)	328	$26,351

		404,561

Materials 3.34%
Compass Minerals International, Inc.	216	16,258
Eagle Materials, Inc.	202	12,207
Headwaters, Inc.(a)	888	14,981
KapStone Paper and Packaging Corp.	953	21,528
Resolute Forest Products, Inc.(a)	1,472	11,143

		76,117

Telecommunication Services 1.42%
8x8, Inc.(a)	2,820	32,289

Utilities 2.44%
ALLETE, Inc.	365	18,553
Pattern Energy Group, Inc.	944	19,739
South Jersey Industries, Inc.	732	17,217

		55,509

TOTAL COMMON STOCKS (Cost $2,182,503)		2,188,602

EXCHANGE TRADED FUNDS 1.95%
iShares® Russell 2000® ETF	395	44,441

TOTAL EXCHANGE TRADED FUNDS (Cost $44,139)		44,441

Total Investments - 98.09% (Cost $2,226,642)		2,233,043

Other Assets in Excess of Liabilities - 1.91%		43,376

NET ASSETS - 100.00%		$2,276,419

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

 See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of December 31, 2015, the Trust offered 11 registered funds, and this semi-annual report relates to 9 of these funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, the Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”), respectively.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”) and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of each Fund’s share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2015, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$5,727,463	$–	$–	$5,727,463
Exchange Traded Funds	203,890	–	–	203,890

TOTAL	$5,931,353	$–	$–	$5,931,353

Transparent Value Large-Cap Defensive Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$27,115,152	$–	$–	$27,115,152
Exchange Traded Funds	896,504	–	–	896,504

TOTAL	$28,011,656	$–	$–	$28,011,656

Transparent Value Large-Cap Market Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$34,227,166	$–	$–	$34,227,166
Exchange Traded Funds	457,121	–	–	457,121

TOTAL	$34,684,287	$–	$–	$34,684,287

Transparent Value Dividend Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$25,645,421	$–	$–	$25,645,421
Exchange Traded Funds	581,210	–	–	581,210

TOTAL	$26,226,631	$–	$–	$26,226,631

Transparent Value Large-Cap Core Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$7,743,008	$–	$–	$7,743,008
Exchange Traded Funds	43,836	–	–	43,836

TOTAL	$7,786,844	$–	$–	$7,786,844

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,643,226	$–	$–	$4,643,226
Exchange Traded Funds	141,507	–	–	141,507

TOTAL	$4,784,733	$–	$–	$4,784,733

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$3,508,838	$–	$–	$3,508,838
Exchange Traded Funds	51,613	–	–	51,613

TOTAL	$3,560,451	$–	$–	$3,560,451

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$991,044,851	$–	$–	$991,044,851
Exchange Traded Funds	10,194,500	–	–	10,194,500

TOTAL	$1,001,239,351	$–	$–	$1,001,239,351

Transparent Value Small-Cap Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,188,602	$–	$–	$2,188,602
Exchange Traded Funds	44,441	–	–	44,441

TOTAL	$2,233,043	$–	$–	$2,233,043

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended December 31, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax position at December 31, 2015. As of and during the period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of December 31, 2015 were as follows:

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of December 31, 2015, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$226,074
Gross depreciation on investments (excess of tax cost over value)	(337,969)

Net unrealized depreciation	$(111,895)

Cost of investments for income tax purposes	$6,043,248

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments (excess of value over tax cost)	$1,555,475
Gross depreciation on investments (excess of tax cost over value)	(1,237,674)

Net unrealized appreciation	$317,801

Cost of investments for income tax purposes	$27,693,855

Transparent Value Large-Cap Market Fund

Gross appreciation on investments (excess of value over tax cost)	$2,844,232
Gross depreciation on investments (excess of tax cost over value)	(1,366,661)

Net unrealized appreciation	$1,477,571

Cost of investments for income tax purposes	$33,206,716

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$900,206
Gross depreciation on investments (excess of tax cost over value)	(581,544)

Net unrealized appreciation	$318,662

Cost of investments for income tax purposes	$25,907,969

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$322,504
Gross depreciation on investments (excess of tax cost over value)	(382,810)

Net unrealized depreciation	$(60,306)

Cost of investments for income tax purposes	$7,847,150

Transparent Value Large-Cap Growth Fund
Gross appreciation on investments (excess of value over tax cost)	$189,567
Gross depreciation on investments (excess of tax cost over value)	(280,612)

Net unrealized depreciation	$(91,045)

Cost of investments for income tax purposes	$4,875,778

Transparent Value Large-Cap Value Fund
Gross appreciation on investments (excess of value over tax cost)	$156,759
Gross depreciation on investments (excess of tax cost over value)	(181,957)

Net unrealized depreciation	$(25,198)

Cost of investments for income tax purposes	$3,585,649

Transparent Value Directional Allocation Fund
Gross appreciation on investments (excess of value over tax cost)	$27,289,877
Gross depreciation on investments (excess of tax cost over value)	(23,466,480)

Net unrealized appreciation	$3,823,397

Cost of investments for income tax purposes	$997,415,954

Transparent Value Small-Cap Fund
Gross appreciation on investments (excess of value over tax cost)	$127,967
Gross depreciation on investments (excess of tax cost over value)	(123,118)

Net unrealized appreciation	$4,849

Cost of investments for income tax purposes	$2,228,194

5. SUBSEQUENT EVENT

At a meeting of the Board of Trustees (the “Board”) of the Transparent Value Trust held on February 23-24, 2016, the Board approved certain changes to the names, sales charge structures and class names of the Transparent Value Directional Allocation Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Large-Cap Value Fund and Transparent Value Large-Cap Market Fund to be effective on or about May 9, 2016.

During the meeting, the Board further approved the closure and liquidation of the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Growth Fund, and Transparent Value Small-Cap Fund to be effective on or about March 28, 2016. These Funds will be closed to new shareholders on or about February 25, 2016, and to new investments from existing shareholders on March 18, 2016.

Information regarding the name and sales charge changes and the proposed liquidation is available on the Funds’ webpage at www.transparentvaluefunds.com.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	February 29, 2016

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	February 29, 2016